Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 12, 2018
Registrant Name	Krane Shares Trust
Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Jan. 11, 2018
Document Effective Date	Jan. 15, 2018
Prospectus Date	Jan. 15, 2018
KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF
Prospectus [Line Items]
Trading Symbol	KMED
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Trading Symbol	KARS